Organization and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) and include all assets and liabilities of the Company.

SEC rules and regulations allow the omission of certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) so long as the statements are not misleading. In the opinion of management, these financial statements and accompanying notes contain all adjustments (consisting of normal recurring adjustments) necessary to present fairly the financial position and results of operations for the periods presented herein. These condensed consolidated financial statements should be read in conjunction with the consolidated audited financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021, filed with the SEC on March 25, 2022. The results of operations for the nine months ended September 30, 2022, are not necessarily indicative of the results to be expected for the year ending December 31, 2022. The Company’s significant accounting policies are set forth in Note 1 to the consolidated financial statements for the year ended December 31, 2021.

Basis of Presentation and Principles of Consolidation

These consolidated financial statements have been prepared by management in accordance with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) and include all assets and liabilities of the Company. In May 2020, the Company dissolved a wholly owned subsidiary ST Sub, Inc. At the time of dissolution, the subsidiary had no assets, liabilities, equity, or operations.

Reverse Stock Split

Reverse Stock Split

On December 20, 2022, the Company effected a 1 for 100 reverse stock split of the Company’s common stock. The par value and the authorized shares of the common and preferred stock were not adjusted as a result of the reverse stock split. All common stock shares, equivalents, and per-share amounts for all periods presented in these consolidated financial statements have been adjusted retroactively to reflect the reverse stock split.

Liquidity and Capital Resources

Liquidity and Capital Resources

The condensed consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern within one year from the date of issuance of these condensed consolidated financial statements.

For the nine months ended September 30, 2022, and 2021, the Company incurred a net loss of $8.1 million and $7.2 million, respectively, and used cash in operating activities of $8.2 million and $7.7 million, respectively. The Company had an accumulated deficit of $258.5 million and $250.4 million as of September 30, 2022, and December 31, 2021, respectively. To date, the Company’s operations have been principally financed from proceeds from the issuance of preferred and common stock and, to a lesser extent, cash generated from product sales. It is anticipated that the Company will continue to generate operating losses and use cash in operating activities. The Company’s continuation as a going concern is dependent upon its ability to increase sales, and/or raise additional funds through the capital markets. Whether and when the Company can attain profitability and positive cash flows from operations or obtain additional financing is uncertain.

The Company is actively generating additional scientific and clinical data to have it published in leading industry publications. We believe the publication of such data would help sales efforts as the Company approaches new prospects. The Company continues to make changes to the sales strategy, including a focus on revenue growth by expanding the use of silicon nitride in other areas outside of spinal fusion applications. The Company has also acquired equipment and certain proprietary know-how for the purpose of developing, manufacturing and commercializing armored plates made from boron carbide and a composite of boron carbide and silicon carbide for military, law enforcement and other civilian uses. We also expect the acquisition of TA&T will further broaden the Company’s sources of revenue.

The Company has common stock that is publicly traded and has been able to successfully raise capital when needed since the date of the Company’s initial public offering in February 2014. On January 3, 2022, the Company received a notice from Nasdaq Listing Qualifications department (the “Staff”) of the Nasdaq Stock Market LLC (“Nasdaq”) stating that the bid price of the Company’s common stock for the last 30 consecutive trading days had closed below the minimum $1.00 per share required for continued listing under Listing Rule 5550(a)(2). The Nasdaq notification letter does not result in the immediate delisting of the Company’s common stock, and the stock will continue to trade uninterrupted on the The Nasdaq Capital Market under the symbol “SINT”. The letter from the Staff further indicated that if the Company did not regain compliance with Rule 5550(a)(2) by July 5, 2022, the Company may be eligible for additional time to regain compliance. On July 6, 2022, the Company received notice from the Staff that the Company was eligible for an additional 180 calendar day period, or until January 2, 2023, to regain compliance. Delisting of the Company’s shares of common stock from The Nasdaq Capital Market may adversely impact its ability to raise capital on the public markets. On December 20, 2022, the Company effected a 1 for 100 reverse stock split of the Company’s common stock. The par value and the authorized shares of the common and preferred stock were not adjusted as a result of the reverse stock split. All common stock shares, equivalents, and per-share amounts for all periods presented in these consolidated financial statements have been adjusted retroactively to reflect the reverse stock split.

On February 25, 2021, the Company entered into an Equity Distribution Agreement (the “2021 Distribution Agreement”) with Maxim Group LLC (“Maxim”), pursuant to which the Company may sell from time to time, shares of the Company’s common stock having an aggregate offering price of up to $2.0 million through Maxim, as agent.

Subject to the terms and conditions of the 2021 Distribution Agreement, Maxim will use its commercially reasonable efforts to sell the Shares from time to time, based on our instructions. Under the 2021 Distribution Agreement, Maxim may sell the Shares by any method permitted by law deemed to be an “at-the-market” offering as defined in Rule 415 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), including, without limitation, sales made directly on the Nasdaq Capital Market. We have no obligation to sell any shares under the ATM and may at any time suspend offers under the 2021 Distribution Agreement. The Offering will terminate upon the earlier of (i) the sale of shares having an aggregate offering price of $2.0 million, (ii) the termination by either Maxim or the Company upon the provision of fifteen (15) days written notice, or (iii) February 25, 2023. Under the terms of the 2021 Distribution Agreement, Maxim will be entitled to a transaction fee at a fixed rate of 2.0% of the gross sales price of Shares sold under the 2021 Distribution Agreement. The Company will also reimburse Maxim for certain expenses incurred in connection with the 2021 Distribution Agreement and agreed to provide indemnification and contribution to Maxim with respect to certain liabilities under the Securities Act and the Securities Exchange Act of 1934, as amended. As of September 30, 2022, there have been no sales of shares of common stock under the 2021 Distribution Agreement.

On October 17, 2022, the Company closed on the sale of 4,656 Units for gross proceeds of approximately $4.7 million pursuant to the terms of a Rights Offering to holders of the Company’s common stock, Series B and Series C preferred stock and holders of certain outstanding common stock warrants. See Subsequent Events below for a more detailed discussion of the Rights Offering.

Although the Company is seeking to obtain additional equity and/or debt financing, such funding is not assured and may not be available to the Company on favorable or acceptable terms and may involve significant restrictive covenants. Any additional equity financing is also not assured and, if available to the Company, will most likely be dilutive to its current stockholders. If the Company is not able to obtain additional debt or equity financing on a timely basis, the impact on the Company will be material and adverse.

These uncertainties create substantial doubt about our ability to continue as a going concern. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Liquidity and Capital Resources

The consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and does not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern within one year from the date of issuance of these consolidated financial statements.

For the years ended December 31, 2021 and 2020, the Company incurred a net loss of $8.8 million and $7.0 million , respectively, and used cash in operations of $10.1 million and $9.1 million , respectively. The Company had an accumulated deficit of $249.9 million and $241.1 million as of December 31, 2021 and 2020, respectively. The Company’s operations have been principally financed from proceeds from the issuance of preferred and common stock and, to a lesser extent, cash generated from product sales. It is anticipated that the Company will continue to generate operating losses and use cash in operations. The Company’s continuation as a going concern is dependent upon its ability to increase sales, and/or raise additional funds through the capital markets. Whether and when the Company can attain profitability and positive cash flows from operations or obtain additional financing is uncertain.

The Company is actively generating additional scientific and clinical data to have it published in leading industry publications. The unique features of our advanced ceramic materials are not well known, and we believe the publication of such data would help sales efforts as the Company approaches new prospects. The Company is also making additional changes to the sales strategy, including a focus on revenue growth by expanding the use of silicon nitride in other areas outside of spinal fusion applications. The Company has also acquired equipment and certain proprietary know-how for the purpose of developing, manufacturing and commercializing armored plates made from boron carbide and a composite of boron carbide and silicon carbide for military, law enforcement and other civilian uses.

The Company has common stock that is publicly traded and has been able to successfully raise capital when needed since the date of the Company’s initial public offering in February 2014. On February 6, 2020, the Company closed on a rights offering to its stockholders of units, consisting of convertible preferred stock and warrants, for gross proceeds of $9.4 million, which excludes underwriting discounts and commissions and offering expenses paid by the Company of approximately $1.2 million. Additionally, during the period of June 2020 through August 2020, the Company closed four registered direct offerings of shares of its common stock, priced at-the-market under Nasdaq rules, resulting in the issuance of a total of 110,150 shares of its common stock for gross proceeds of approximately $20.9 million, before considering issuance costs of approximately $1.6 million (see Note 8).

During the year ended December 31, 2019, the Company entered into an at-the-market (2019 ATM) equity distribution agreement with Maxim Group LLC (“Maxim”) under which the Company could sell, from time to time, shares of common stock having an aggregate offering price of up to $2.5 million. During the year ended December 31, 2020, the Company sold 3,544 shares of common stock under the 2019 ATM, raising approximately $0.8 million before deducting fees to the placement agent and other offering expenses of approximately $0.034 million. As of December 31, 2021, no funding capacity is available under the 2019 ATM. (see Note 8).

On February 25, 2021, the Company entered into an at-the-market Equity Distribution Agreement (the “2021 Distribution Agreement”) with Maxim, pursuant to which the Company may sell from time to time, shares of the Company’s common stock having an aggregate offering price of up to $15.0 million through Maxim, as agent. As of December 31, 2021, there have been no sales of shares of common stock under the 2021 Distribution Agreement.

Management has concluded existing capital resources will be sufficient to fund operations for at least the next 12 months, or through March 2023.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. As of September 30, 2022, the most significant estimate relates to derivative liabilities relating to common stock warrants.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. As of December 31, 2021, the most significant estimate relates to derivative liabilities and stock based compensation.

Concentrations of Credit Risk and Significant Customers

Concentrations of Credit Risk and Significant Customers

Financial instruments which potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, and note receivables. Because the financial institution that the Company currently uses does not participate in the Certificate of Deposit Account Registry Service (“CDARS”), the Company does not presently have a program to limit its exposure to credit loss. The Company’s deposits, at times, may exceed federally insured limits.

As of December 31, 2021, three customer’s receivable balances accounted for 97% of the Company’s total accounts receivable . One customer accounted for 88% and 95% of the Company’s total revenues for the years ended December 31, 2021 and 2020 respectively.

Risks Related to COVID-19 Pandemic

Risks Related to COVID-19 Pandemic

The COVID-19 pandemic is affecting the United States and global economies and may affect the Company’s operations and those of third parties on which the Company relies. In response to the spread of COVID-19 and to ensure safety of employees and continuity of business operations, we temporarily restricted access to the Salt Lake City facility, with our administrative employees continuing their work remotely and limited the number of staff in our manufacturing facility. We implemented protective measures such as wearing of face masks, maintaining social distancing, and additional cleaning. Beginning in 2021, we have offered vaccination incentives. While the potential economic impact brought by, and the duration of, the COVID-19 pandemic is difficult to assess or predict, the impact of the COVID-19 pandemic on the global financial markets may reduce the Company’s ability to access capital, which could negatively impact the Company’s short-term and long-term liquidity. The ultimate impact of the COVID-19 pandemic is highly uncertain and subject to change. The Company does not yet know the full extent of potential delays or impacts on its business, financing or other activities or on healthcare systems or the global economy as a whole. However, these effects could have a material impact on the Company’s liquidity, capital resources, operations and business and those of the third parties on which we rely.

Risks Related to COVID-19 Pandemic

The COVID-19 pandemic is affecting the United States and global economies and may affect the Company’s operations and those of third parties on which the Company relies. In response to the spread of COVID-19 and to ensure safety of employees and continuity of business operations, we temporarily restricted access to the facility, with our administrative employees continuing their work remotely and limited the number of staff in our manufacturing facility. We implemented protective measures such as wearing of face masks, maintaining social distancing, and additional cleaning. Beginning in 2021, we have offered vaccination incentives. While the potential economic impact brought by, and the duration of, the COVID-19 pandemic is difficult to assess or predict, the impact of the COVID-19 pandemic on the global financial markets may reduce the Company’s ability to access capital, which could negatively impact the Company’s short-term and long-term liquidity. The ultimate impact of the COVID-19 pandemic is highly uncertain and subject to change. The Company does not yet know the full extent of potential delays or impacts on its business, financing or other activities or on healthcare systems or the global economy as a whole. However, these effects could have a material impact on the Company’s liquidity, capital resources, operations and business and those of the third parties on which we rely.

Revenue Recognition

Revenue Recognition

During the years ended December 31, 2021 and 2020 the Company derived its product revenue primarily from the sale of spinal fusion products, used in the treatment of spine disorders to CTL Medical, with whom the Company signed a 10-year exclusive sales agreement in October 2018. The Company is currently pursuing other sales opportunities for silicon nitride outside the spinal fusion application.

Revenue is recognized when control of the goods or services promised under the contract is transferred to the customer either at a point in time (e.g., upon delivery) or over time (e.g., as performed under the contract). The Company accounts for a contract when it has approval and commitment from both parties, the rights and payment terms of the parties are identified, the contract has commercial substance and collectability of consideration is probable. Contracts are reviewed to determine whether there is one or multiple performance obligations. A performance obligation is a promise to transfer a distinct good or service to a customer and represents the unit of accounting for revenue recognition. For contracts with multiple performance obligations, the expected consideration, or the transaction price, is allocated to each performance obligation identified in the contract based on the relative standalone selling price of each performance obligation. Revenue is then recognized for the transaction price allocated to the performance obligation when control of the promised goods or services underlying the performance obligation is transferred. Contract consideration is not adjusted for the effects of a significant financing component when, at contract inception, the period between when control transfers and when the customer will pay for that good or service is one year or less. Contact modifications that provide for additional distinct goods or services at the standalone selling price are treated as separate contracts. The transaction price for our contracts reflects our estimate of returns, rebates and discounts, which historically have not been significant. Amounts billed to customers for shipping and handling are included in the transaction price and generally are not treated as separate performance obligations as these costs fulfill a promise to transfer the product to the customer. The Company does not employee salespeople to actively seek additional customers; there are no incremental costs for obtaining customers that need to be capitalized.

The Company recognizes revenue from sales at the time the product is shipped.

Costs of Revenue		Costs of Revenue The expenses that are included in costs of revenue include all raw material and in-house manufacturing costs for the products we manufacture.
Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all cash on deposit, money market accounts and highly-liquid debt instruments purchased with original maturities of three months or less to be cash and cash equivalents.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value, with cost for manufactured inventory determined under the standard costs, which approximate actual costs, determined on the first-in first-out (“FIFO”) method. Manufactured inventory consists of raw material, direct labor and manufacturing overhead cost components. The Company reviews the carrying value of inventory on a periodic basis for excess or obsolete items, and records any write-down as a cost of revenue, as necessary. Inventory that is not expected to be utilized within 12 months of December 31, 2021, and 2020, respectively is recorded as long term.

Property and Equipment

Property and Equipment

Property and equipment, including leasehold improvements, are stated at cost, less accumulated depreciation and amortization. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, which range from three to five years. Leasehold improvements are amortized over the shorter of their estimated useful lives or the related lease term, generally five years.

The Company reviews the carrying value of the Company’s property and equipment that are held and used in the Company’s operations for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of these assets is determined based upon expected undiscounted future net cash flows from the operations to which the assets relate, utilizing management’s best estimate, assumptions, and projections at the time. If the carrying value is determined to be unrecoverable from future operating cash flows, the asset is deemed impaired and an impairment charge would be recognized to the extent the carrying value exceeded the estimated fair value of the asset. The Company estimates the fair value of assets based on the estimated future discounted cash flows of the asset.

Leases

Leases

The Company determines if an arrangement is a lease at inception. Operating leases are in operating lease right of use asset and operating lease liability in our consolidated balance sheet. Finance leases, if any, are included in property and equipment in our consolidated balance sheet. Leases with an initial term of 12 months or less are not presented on the consolidated balance sheet. The Company accounts for lease payments separately than from non-lease components. The depreciable life of the asset and leasehold improvement are limited by the expected lease term.

Account and Other Receivables and Allowance for Doubtful Accounts

Account and Other Receivables and Allowance for Doubtful Accounts

Account and other receivables are carried at invoiced amount less an allowance for doubtful accounts. On a regular basis, the Company evaluates account and other receivables and estimates an allowance for doubtful accounts, as needed, based on various factors such as customers’ current credit conditions, length of time past due, and the general economy as a whole. Receivables are written off against the allowance when they are deemed uncollectible.

Long Lived Intangible Assets

Long Lived Intangible Assets

The Company evaluates the carrying value of intangibles when events or changes in circumstances indicate that the carrying value may not be recoverable. Factors the Company considers important which could trigger an impairment review include, but are not limited to, significant under-performance relative to historical or projected future operating results, significant changes in the manner of its use of acquired assets or its overall business strategy, and significant industry or economic trends. The Company amortizes definite-lived intangible assets on a straight-line basis over their useful lives. The Company recorded no impairment loss for definite-lived intangible assets during the year ended December 31, 2021.

Derivative Liabilities

Derivative Liabilities

Derivative liabilities include the fair value of certain common stock warrants, that are initially recorded at fair value and are required to be re-measured to fair value at each reporting period. The change in fair value of the instruments is recognized as a component of other income (expense) in the Company’s consolidated statements of operations until the instruments settle, expire or are no longer classified as derivative liabilities. The Company estimates the fair value of these instruments primarily using Monte-Carlo valuation models. The significant assumptions used in estimating the fair value include the exercise price, volatility of the stock underlying the instrument, risk-free interest rate, estimated fair value of the stock underlying the instrument and the estimated life of the instrument.

Research and Development

Research and Development

All research and development costs, including those funded by third parties, are expensed as incurred. Research and development costs consist of engineering, product development, test-part manufacturing, testing, developing and validating the manufacturing process, and regulatory related costs. Research and development expenses also include employee compensation, employee and nonemployee stock-based compensation, supplies and materials, consultant services, and travel and facilities expenses related to research activities.

We expect to incur additional research and development costs as we continue to develop new biomedical and antipathogenic products.

Advertising Costs

Advertising Costs

Advertising costs are expensed as incurred. The primary component of the Company’s advertising expenses is advertising in trade periodicals. Advertising costs were not significant for each of the years ended December 31, 2021 and 2020.

Income Taxes

Income Taxes

The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to the differences between the financial statement carrying value of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the fiscal year in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company operates in various tax jurisdictions and is subject to audit by various tax authorities. The Company provides for tax contingencies whenever it is deemed probable that a tax asset has been impaired, or a tax liability has been incurred for events such as tax claims or changes in tax laws. Tax contingencies are based upon their technical merits relative tax law and the specific facts and circumstances as of each reporting period. Changes in facts and circumstances could result in material changes to the amounts recorded for such tax contingencies.

The Company recognizes uncertain income tax positions taken on income tax returns at the largest amount that is more-likely than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained.

The Company’s policy for recording interest and penalties associated with uncertain tax positions is to record such items as a component of our income tax provision. For the years ended December 31, 2021 and 2020, the Company did not record any material interest income, interest expense or penalties related to uncertain tax positions or the settlement of audits for prior periods.

Stock-Based Compensation

Stock-Based Compensation

The Company measures stock-based compensation expense related to employee stock-based awards based on the estimated fair value of the awards as determined on the date of grant and is recognized as expense over the remaining requisite service period. The Company utilizes the Black-Scholes-Merton option pricing model to estimate the fair value of employee stock options. The Black-Scholes-Merton model requires the input of subjective assumptions, including the estimated fair value of the Company’s common stock on the date of grant, the expected term of the stock option, and the expected volatility of the Company’s common stock over the period equal to the expected term of the grant. The Company estimates forfeitures at the date of grant and revises the estimates, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company accounts for stock options to purchase shares of stock that are issued to non-employees based on the estimated fair value of such instruments using the Black-Scholes-Merton option pricing model.

Offering Costs

Offering Costs

Offering costs consist of legal, accounting, and other advisory costs related to the Company’s efforts to raise debt and equity capital.

Offering costs paid in cash or by issuing warrants associated with the Company’s equity fundraising activities are either recorded to additional paid in capital as a reduction of the proceeds or expensed in the case of failed offerings.

New Accounting Pronouncements Not Yet Adopted

New Accounting Pronouncements Not Yet Adopted

In August 2020, the Financial Statement Accounting Board (the “FASB”) issued ASU 2020-06 which simplifies the accounting for convertible instruments and its application of the derivatives scope exception for contracts in an entity’s own equity. For contracts in an entity’s own equity, the new guidance eliminates some of the current requirements for equity classification such as the requirement that settlement in unregistered shares is permitted. In addition, the new guidance reduces the number of accounting models that require separating embedded conversion features from convertible instruments, including eliminating the requirement to recognize a beneficial conversion feature if the conversion feature is in the money and does not require bifurcation as a derivative liability. As a result, only conversion features accounted for under the substantial premium model and those that require bifurcation will be accounted for separately. The guidance also addresses how convertible instruments are accounted for in the diluted earnings per share calculation and requires enhanced disclosures about the terms of convertible instruments and contracts in an entity’s own equity. The guidance is effective for the Company for annual periods beginning after December 15, 2023, and interim periods within that year, with early adoption permitted. The Company plans to adopt the new standards January 1, 2023. The adoption of this standard will result in certain warrants currently classified as fair value liabilities to be reclassified within stockholder’s equity. We are currently assessing any other impact that adoption will have on our financial position and results of operations.

The Company has reviewed all other recently issued, but not yet adopted, accounting standards, in order to determine their effects, if any, on its results of operations, financial position or cash flows. Based on that review, the Company believes that no other pronouncements will have a significant effect on its financial statements.

New Accounting Pronouncement, Not Yet Adopted

The Company has reviewed all other recently issued, but not yet adopted, accounting standards, in order to determine their effects, if any, on its results of operations, financial position or cash flows. Based on that review, the Company believes that no other pronouncements will have a significant effect on its financial statements upon adoption.

Net Loss Per Share – Basic and Diluted

Net Loss Per Share – Basic and Diluted

Basic net income (loss) per share is calculated by dividing the net income (loss) by the weighted-average number of shares of common stock outstanding for the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by dividing the net loss by the weighted-average number of shares of common stock equivalents outstanding for the period that are determined to be dilutive. Common stock equivalents are primarily comprised of preferred stock, options and warrants for the purchase of common stock The Company had potentially dilutive securities, totaling approximately 18,000 and 15,000 shares of common stock as of December 31, 2021 and 2020, respectively.

Below are basic and diluted loss per share data for the year ended December 31, 2021, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(8,775)	$(696)	$(9,471)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(8,775)	$(696)	$(9,471)

Denominator:
Number of shares used in per common share calculations:	246,919	3,782	250,701

Net loss per common share:
Net loss	$(36)	$(2)	$(38)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(36)	$(2)	$(38)

Below are basic and diluted loss per share data for the year ended December 31, 2020, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(7,029)	$(2,293)	$(9,323)
Deemed dividend and accretion of a discount	(9,565)	-	(9,565)
Net loss attributable to common stockholders	$(16,594)	$(2,293)	$(18,888)

Denominator:
Number of shares used in per common share calculations:	164,066	10,396	174,462

Net loss per common share:
Net loss	$(43)	$(10)	$(53)
Deemed dividend and accretion of a discount	(58)	3	(55)
Net loss attributable to common stockholders	$(101)	$(7)	$(108)

Organization

Organization

The condensed consolidated financial statements include the accounts of SINTX Technologies, Inc. (“SINTX”) and its wholly-owned subsidiaries, SINTX Armor, Inc. (“SINTX Armor”) and SINTX TA&T, Inc. (TA&T), which are collectively referred to as “we” or “the Company”. SINTX was incorporated in the state of Delaware on December 10, 1996 (and was previously known as Amedica Corporation). The Company is an OEM advanced ceramics materials company focused on providing solutions in a variety of medical, industrial, and antipathogenic applications. SINTX is a 25-year-old company that has grown over time from focusing on the research and development of silicon nitride for use in human interbody implants to becoming an advanced ceramics company engaged in many different fields, and this has enabled the Company to focus on core competencies. The core strength of the Company is the manufacturing, research, and development of advanced ceramics for external partners. The Company presently manufactures ceramic powders and components in its Salt Lake City and Maryland facilities. The SINTX Salt Lake City facility is FDA and ANVISA registered, ISO 13485:2016 certified, and ASD9100D certified. The Company’s products are primarily sold in the United States.

The Company is focused on building revenue generating opportunities in three business industries - antipathogenic, industrial (including armor), and biomedical - thereby connecting with current and new customers, partners and manufacturers to help realize the goal of leveraging expertise in high-tech ceramics to create new, innovative opportunities across these sectors. We expect our continued investment in research and development to provide additional revenue opportunities.

The Company’s initial focus was the development and commercialization of products made from silicon nitride for use in spinal fusion and hip and knee replacement applications. SINTX believes it is the first and only manufacturer to use silicon nitride in medical applications primarily focused on spine fusion therapies. Since then, we have developed other applications for our silicon nitride technology as well as utilized our expertise in the use of ceramic materials in other applications. In July 2021, the Company acquired the equipment and obtained certain proprietary know-how rights with which it intends to develop, manufacture, and commercialize protective armor from boron carbide and a composite material of silicon carbide and boron carbide for military, law enforcement and civilian uses. The protective armor operations are housed in SINTX Armor. In June 2022, the Company acquired Technology Assessment and Transfer, Inc. (TA&T), a nearly 40-year-old business with a mission to transition advanced materials and process technologies from a laboratory environment to commercial products and services (see Note 2).

On October 1, 2018, the Company completed the sale of its retail spine business to CTL Medical, a Dallas, Texas-based privately held medical device manufacturer. As a result of the sale, CTL Medical became the exclusive owner of the Company’s portfolio of metal and silicon nitride spine products, as well as access to future silicon nitride spine technologies developed by the Company. The Company’s name, Amedica, was also transferred to CTL Medical, which is now CTL Amedica. The Company serves as CTL’s exclusive OEM provider of silicon nitride products. Manufacturing, R&D, and all intellectual property related to the core, non-spine, biomaterial technology including silicon nitride remains with the Company.

On October 30, 2018, the Company amended its Certificate of Incorporation with the State of Delaware to change its corporate name to SINTX Technologies, Inc. The Company also changed its trading symbol on the NASDAQ Capital Market to “SINT”.

The Company’s new corporate brand reflects both the Company’s core competence in the research, development and manufacturing of silicon nitride ceramics and other ceramics, as well as encouraging prospects for the future, as an OEM supplier of spine implants to CTL Amedica, and multiple opportunities outside of spine.

Grant Revenue

Grant Revenue

Revenues from grants, contracts, and awards provided by governmental agencies are recorded based upon the terms of the specific grant agreements, which generally provide that revenue is earned when the allowable costs specified in the applicable grant agreement have been incurred. Cash received from federal grants and awards can be subject to audit by the grantor and, if the examination results in a disallowance of any expenditure, repayment could be required.

Grant, contract, and award receivables relate to allowable amounts expended or otherwise incurred in connection with the terms of a grant or award and for which reimbursement or draw upon the grant funds have not yet taken place.

Correction of an Immaterial Error

Correction of an Immaterial Error

During the first quarter 2022, the Company identified an error related to the removal of a loan obligation and the recording of other income for forgiveness of debt totaling approximately $0.5 million, which forgiveness was recorded on November 24, 2021. The Company has determined that the Company should not have removed the loan obligation and recorded approximately $0.5 million of other income in the financial statements as of December 31, 2021, and for the year then ended. The error affected the 2021 net loss attributable to common stockholders and net loss per share-basic and diluted. The error also affected total liabilities and accumulated deficit (and total stockholders’ equity) as of December 31, 2021. The error did not affect 2021 cash flows from operating activities and total cash flow.

In accordance with the SEC Staff Accounting Bulletin (SAB) No. 99, “Materiality,” and SAB No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the materiality of the error from qualitative and quantitative perspectives and concluded that the error was immaterial to the March 31, 2022 and December 31, 2021, financial statements. Consequently, only the December 31, 2021, consolidated balance sheet and the December 31, 2021, balance in the statement of stockholders’ equity contained in these financial statements have been restated. The change resulted a reduction of stockholders’ equity of $0.5 million as of December 31, 2021.